UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06670
CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse Institutional Fund, Inc. - Capital Appreciation Portfolio

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.2%)
Aerospace & Defense (3.6%)
L-3 Communications Holdings, Inc.	1,000	$71,410
United Technologies Corp.	1,000	100,680
		172,090

Auto Components (1.3%)
Autoliv, Inc.	1,300	61,295

Biotechnology (7.1%)
Biogen Idec, Inc.*	1,400	90,944
Genentech, Inc.*	1,800	85,878
Genzyme Corp.*	1,400	81,494
Gilead Sciences, Inc.*	2,600	86,060
		344,376

Chemicals (5.7%)
Dow Chemical Co.	1,100	54,670
Du Pont (E. I.) de Nemours & Co.	2,500	118,900
Monsanto Co.	1,900	102,847
		276,417

Commercial Services & Supplies (1.9%)
Automatic Data Processing, Inc.	2,100	91,308

Communications Equipment (8.0%)
Avaya, Inc.*	2,900	41,615
Cisco Systems, Inc.*	4,200	75,768
Comverse Technology, Inc.*	2,500	55,875
Corning, Inc.*	7,400	80,956
Motorola, Inc.	4,000	62,960
Qualcomm, Inc.	1,800	67,032
		384,206

Computers & Peripherals (7.1%)
Avid Technology, Inc.*	700	44,135
Dell, Inc.*	1,500	62,640
EMC Corp.*	5,000	65,500
Lexmark International, Inc. Class A*	600	50,010
NCR Corp.*	2,800	95,704
Sun Microsystems, Inc.*	5,800	25,288
		343,277

Diversified Financials (5.7%)
Capital One Financial Corp.	2,100	164,388
Countrywide Financial Corp.	3,000	111,000
		275,388

Energy Equipment & Services (1.4%)
BJ Services Co.	1,400	67,270

Food & Drug Retailing (1.3%)
Whole Foods Market, Inc.	700	62,594

Food Products (0.9%)
Sara Lee Corp.	1,900	44,612

	Number of Shares	Value
Healthcare Equipment & Supplies (5.2%)
Dade Behring Holdings, Inc.*	900	51,435
Guidant Corp.	700	50,743
INAMED Corp.*	700	48,440
St. Jude Medical, Inc.*	2,600	102,128
		252,746

Healthcare Providers & Services (2.0%)
WellPoint, Inc.*	800	97,200

Hotels, Restaurants & Leisure (1.5%)
Starbucks Corp.*	1,300	70,200

Industrial Conglomerates (6.1%)
General Electric Co.	3,900	140,907
Tyco International, Ltd.	4,300	155,402
		296,309

Internet & Catalog Retail (2.4%)
eBay, Inc.*	1,400	114,100

Internet Software & Services (5.2%)
McAfee, Inc.*	2,200	56,870
VeriSign, Inc.*	2,500	64,600
Yahoo!, Inc.*	3,600	126,756
		248,226

Machinery (3.1%)
Caterpillar, Inc.	400	35,640
Danaher Corp.	2,100	115,248
		150,888

Media (6.4%)
E.W. Scripps Co. Class A	1,000	46,360
Getty Images, Inc.*	900	62,730
News Corp. Class A	2,854	48,518
Time Warner, Inc.*	5,500	99,000
Viacom, Inc. Class B	1,400	52,276
		308,884

Metals & Mining (1.5%)
Newmont Mining Corp.	1,700	70,703

Multiline Retail (1.1%)
Wal-Mart Stores, Inc.	1,000	52,400

Oil & Gas (1.7%)
XTO Energy, Inc.	2,225	79,900

Personal Products (1.2%)
Avon Products, Inc.	1,400	59,108

Pharmaceuticals (5.1%)
Schering-Plough Corp.	7,600	141,056
Sepracor, Inc.*	1,800	102,924
		243,980

	Number of Shares	Value
Semiconductor Equipment & Products (0.9%)
Applied Materials, Inc.*	2,700	42,930

Software (5.4%)
Macromedia, Inc.*	2,600	89,024
Microsoft Corp.	6,500	170,820
		259,844

Specialty Retail (3.4%)
Best Buy Company, Inc.	1,400	75,306
The Gap, Inc.	4,100	90,241
		165,547

TOTAL COMMON STOCKS (Cost $3,776,357)		4,635,798

	Par (000)
SHORT-TERM INVESTMENTS (3.4%)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05 (Cost $165,000)	$165	165,000

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $3,941,357)		4,800,798

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		18,922

NET ASSETS (100.0%)		$4,819,720

*                 Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix,  formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $3,941,357, $899,383, $(39,942) and $859,441, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Harbinger Portfolio

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (92.7%)
Commercial Services & Supplies (2.2%)
Greenfield Online, Inc.*§	3,200	$58,432

Computers & Peripherals (9.1%)
ATI Technologies, Inc.*	4,900	84,917
Avid Technology, Inc.*	1,600	100,880
Sigma Designs, Inc.*§	6,600	57,552
		243,349

Diversified Financials (11.1%)
Affiliated Managers Group, Inc.*§	850	53,898
Chicago Mercantile Exchange§	400	85,800
E*TRADE Financial Corp.*	6,100	83,875
Franklin Resources, Inc.	1,100	74,646
		298,219

Energy Equipment & Services (4.1%)
National-Oilwell, Inc.*§	3,000	110,640

Healthcare Equipment & Supplies (5.7%)
INAMED Corp.*	900	62,280
Wright Medical Group, Inc.*	3,300	90,585
		152,865

Healthcare Providers & Services (7.3%)
Centene Corp.*	2,900	97,295
United Surgical Partners International, Inc.*§	2,500	98,475
		195,770

Internet Software & Services (13.1%)
Ask Jeeves, Inc.*§	700	19,852
Check Point Software Technologies, Ltd.*	4,100	99,548
Digitas, Inc.*	10,300	107,532
Netease.com, Inc. ADR*§	800	33,720
Openwave Systems, Inc.*§	6,800	92,616
		353,268

Media (3.0%)
Lions Gate Entertainment Corp.*§	8,000	79,840

Metals & Mining (2.7%)
GrafTech International, Ltd.*	9,000	73,260

Oil & Gas (4.1%)
Denbury Resources, Inc.*	3,800	110,960

Pharmaceuticals (6.5%)
Medicines Co.*§	2,800	77,028
Sepracor, Inc.*§	1,700	97,206
		174,234

Semiconductor Equipment & Products (9.8%)
FormFactor, Inc.*§	3,000	68,310
Genesis Microchip, Inc.*§	5,900	74,930
Tessera Technologies, Inc.*	1,500	58,350
Trident Microsystems, Inc.*§	3,500	63,000
		264,590

	Number of Shares	Value
Software (9.1%)
Activision, Inc.*	4,000	90,400
Hyperion Solutions Corp.*	900	43,236
Macromedia, Inc.*	3,200	109,568
		243,204

Specialty Retail (3.3%)
Hot Topic, Inc.*§	4,550	88,179

Wireless Telecommunication Services (1.6%)
Linktone, Ltd. ADR*§	5,500	43,230

TOTAL COMMON STOCKS (Cost $2,099,987)		2,490,040

SHORT-TERM INVESTMENTS (29.6%)
State Street Navigator Prime Fund§§	608,695	608,695

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$187	187,000
TOTAL SHORT-TERM INVESTMENTS (Cost $795,695)		795,695

TOTAL INVESTMENTS AT VALUE (122.3%) (Cost $2,895,682)		3,285,735

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.3%)		(599,997)

NET ASSETS (100.0%)		$2,685,738

INVESTMENT ABBREVIATIONS

ADR = American Depository Receipt

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $2,895,682, $496,770, $(106,716) and $390,054, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - International Focus Portfolio

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (104.9%)
Belgium (1.7%)
Beverages (1.7%)
InBev NV	17,285	$641,848

TOTAL BELGIUM		641,848

Brazil (0.6%)
Diversified Telecommunication Services (0.6%)
Tele Norte Leste Participacoes SA	13,500	233,550

TOTAL BRAZIL		233,550

China (1.0%)
Airlines (1.0%)
Air China, Ltd. Series H*	1,054,770	375,259

TOTAL CHINA		375,259

Finland (1.0%)
Paper & Forest Products (1.0%)
Stora Enso Oyj	27,070	390,407

TOTAL FINLAND		390,407

France (12.7%)
Automobiles (1.5%)
Renault SA§	7,020	573,465

Banks (1.9%)
BNP Paribas SA§	10,143	731,715

Diversified Telecommunication Services (2.7%)
France Telecom SA	32,870	1,032,225

Insurance (2.2%)
Axa§	33,420	811,554

Media (2.5%)
Lagardere S.C.A.§	12,440	938,596

Textiles & Apparel (1.9%)
LVMH Moet Hennessy Louis Vuitton SA§	10,021	696,480

TOTAL FRANCE		4,784,035

Germany (4.3%)
Banks (1.8%)
Bayerische Hypo-und Vereinsbank AG*	30,675	674,754

	Number of Shares	Value
Electric Utilities (2.5%)
E.ON AG	10,641	951,916

TOTAL GERMANY		1,626,670

Greece (1.8%)
Diversified Telecommunication Services (1.8%)
Hellenic Telecommunications Organization SA	36,920	661,441

TOTAL GREECE		661,441

Hong Kong (3.2%)
Diversified Telecommunication Services (1.2%)
China Netcom Group Corp. ADR*§	15,440	443,283

Real Estate (2.0%)
Sun Hung Kai Properties, Ltd.	81,000	752,757

TOTAL HONG KONG		1,196,040

Italy (5.9%)
Banks (2.0%)
SanPaolo IMI SpA	52,950	739,957

Electric Utilities (1.1%)
Enel SpA	45,850	431,282

Oil & Gas (2.8%)
Eni SpA§	43,180	1,053,001

TOTAL ITALY		2,224,240

Japan (20.3%)
Auto Components (1.0%)
Bridgestone Corp.	20,000	392,989

Banks (2.1%)
Bank of Yokohama, Ltd.	127,000	800,382

Chemicals (4.1%)
Kuraray Company, Ltd.	89,000	819,803
Shin-Etsu Chemical Company, Ltd.	18,000	711,607
		1,531,410

Diversified Financials (2.8%)
Nikko Cordial Corp.	81,000	382,852
ORIX Corp.	5,000	662,597
		1,045,449

Electronic Equipment & Instruments (1.4%)
Omron Corp.	21,400	517,130

	Number of Shares	Value
Household Products (1.7%)
Uni-Charm Corp.	13,900	626,305

Machinery (2.6%)
Komatsu, Ltd.	68,000	504,827
THK Company, Ltd.	24,100	480,819
		985,646

Specialty Retail (1.9%)
Yamada Denki Company, Ltd.	17,200	724,548

Trading Companies & Distributors (2.7%)
Sumitomo Corp.	119,000	1,020,652

TOTAL JAPAN		7,644,511

Mexico (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR, Series L	9,310	493,989

TOTAL MEXICO		493,989

Netherlands (7.4%)
Air Freight & Couriers (1.5%)
TPG NV	20,440	560,256

Banks (2.2%)
ABN AMRO Holding NV	30,105	815,763

Diversified Financials (1.1%)
ING Groep NV	14,685	423,449

Food Products (2.6%)
Royal Numico NV*	25,530	978,570

TOTAL NETHERLANDS		2,778,038

Singapore (1.6%)
Banks (1.6%)
United Overseas Bank, Ltd.	71,535	608,340

TOTAL SINGAPORE		608,340

South Korea (1.9%)
Machinery (1.9%)
Samsung Heavy Industries Company, Ltd.	93,850	702,943

TOTAL SOUTH KOREA		702,943

	Number of Shares	Value
Spain (2.7%)
Oil & Gas (2.7%)
Repsol YPF SA§	39,500	1,011,068

TOTAL SPAIN		1,011,068

Sweden (3.5%)
Communications Equipment (1.0%)
Telefonaktiebolaget LM Ericsson*	130,980	384,601

Machinery (2.5%)
Sandvik AB	23,045	941,082

TOTAL SWEDEN		1,325,683

Switzerland (6.3%)
Banks (2.2%)
UBS AG	10,399	845,565

Insurance (1.2%)
Swiss Re	6,345	434,152

Pharmaceuticals (2.9%)
Novartis AG	22,940	1,101,201

TOTAL SWITZERLAND		2,380,918

Taiwan (3.7%)
Banks (1.0%)
Mega Financial Holding Company, Ltd.	593,000	393,589

Semiconductor Equipment & Products (2.7%)
Taiwan Semiconductor Manufacturing Company, Ltd.	268,197	446,092
United Microelectronics Corp. ADR*§	162,700	574,331
		1,020,423

TOTAL TAIWAN		1,414,012

United Kingdom (24.0%)
Banks (4.2%)
HSBC Holdings PLC	49,700	824,452
Royal Bank of Scotland Group PLC	22,426	744,652
		1,569,104

Commercial Services & Supplies (2.5%)
Capita Group PLC	46,548	314,942
Hays PLC	261,490	613,141
		928,083

Food Products (1.1%)
Unilever PLC	44,238	420,423

	Number of Shares	Value
Industrial Conglomerates (1.0%)
FKI PLC	160,794	382,693

Metals & Mining (0.6%)
BHP Billiton PLC	19,600	243,394

Multiline Retail (1.9%)
Marks & Spencer Group PLC	108,083	736,218

Oil & Gas (3.6%)
BP PLC	79,600	789,967
Shell Transportation & Trading Company PLC	62,630	550,219
		1,340,186

Pharmaceuticals (3.9%)
AstraZeneca PLC	13,405	503,298
GlaxoSmithKline PLC	43,300	957,822
		1,461,120

Tobacco (1.7%)
Imperial Tobacco Group PLC	24,865	653,900

Transportation Infrastructure (2.4%)
BAA PLC	76,080	895,260

Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	161,830	418,295

TOTAL UNITED KINGDOM		9,048,676

TOTAL COMMON STOCKS (Cost $30,577,133)		39,541,668

SHORT-TERM INVESTMENTS (10.1%)
State Street Navigator Prime Fund§§	3,198,818	3,198,818

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$622	622,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,820,818)		3,820,818

TOTAL INVESTMENTS AT VALUE (115.0%) (Cost $34,397,951)		43,362,486

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.0%)		(5,664,045)

NET ASSETS (100.0%)		$37,698,441

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which was has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $34,397,951, $9,183,034, $(218,499) and $8,964,535, respectively.

Other information regarding the Portfolio is available in the Fund’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Large Cap Value Portfolio

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (94.5%)
Aerospace & Defense (4.6%)
Lockheed Martin Corp.	12,400	$716,844
United Technologies Corp.	6,700	674,556
		1,391,400

Auto Components (1.5%)
Johnson Controls, Inc.	7,400	437,784

Banks (12.8%)
Bank of America Corp.	21,600	1,001,592
Mellon Financial Corp.	17,800	522,430
North Fork Bancorporation, Inc.	14,550	417,585
U.S. Bancorp	10,100	303,505
Wachovia Corp.	15,300	839,205
Wells Fargo & Co.	13,000	796,900
		3,881,217

Beverages (1.0%)
Coca-Cola Enterprises, Inc.	14,000	307,300

Building Products (0.9%)
American Standard Companies, Inc.*	7,000	280,280

Chemicals (3.5%)
Du Pont (E. I.) de Nemours & Co.	14,300	680,108
PPG Industries, Inc.	5,400	371,412
		1,051,520

Computers & Peripherals (3.0%)
Hewlett-Packard Co.	30,744	602,275
International Business Machines Corp.	3,300	308,286
		910,561

Containers & Packaging (0.6%)
Smurfit-Stone Container Corp.*	11,700	175,968

Diversified Financials (9.0%)
Capital One Financial Corp.	6,900	540,132
Citigroup, Inc.	18,900	927,045
Fannie Mae	4,300	277,694
Lehman Brothers Holdings, Inc.	5,700	519,783
Morgan Stanley	8,500	475,660
		2,740,314

Diversified Telecommunication Services (3.9%)
ALLTEL Corp.	6,500	357,760
Telus Corp.§	16,300	456,400
Verizon Communications, Inc.	10,700	380,813
		1,194,973

Electric Utilities (0.9%)
Progress Energy, Inc.	6,400	283,200

Electrical Equipment (1.0%)
Emerson Electric Co.	4,700	316,028

	Number of Shares	Value
Electronic Equipment & Instruments (0.8%)
Diebold, Inc.	4,300	231,512

Energy Equipment & Services (2.2%)
BJ Services Co.	6,700	321,935
Weatherford International, Ltd.*	6,400	347,328
		669,263

Food Products (1.9%)
General Mills, Inc.	11,100	588,189

Healthcare Providers & Services (1.6%)
Aetna, Inc.	3,900	495,495

Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	10,700	346,573

Household Durables (1.2%)
Maytag Corp.§	22,200	348,762

Industrial Conglomerates (6.9%)
General Electric Co.	16,700	603,371
Textron, Inc.	7,300	525,454
Tyco International, Ltd.	26,700	964,938
		2,093,763

Insurance (5.9%)
Allstate Corp.	8,800	443,872
Hartford Financial Services Group, Inc.	11,900	800,751
St. Paul Companies, Inc.	14,700	551,838
		1,796,461

Machinery (3.7%)
Eaton Corp.	10,400	707,096
ITT Industries, Inc.	4,900	417,921
		1,125,017

Media (2.8%)
Gannett Company, Inc.	3,800	304,152
Tribune Co.	5,700	227,886
Viacom, Inc. Class B	8,300	309,922
		841,960

Metals & Mining (0.9%)
Alcoa, Inc.	8,900	262,639

Multiline Retail (2.0%)
May Department Stores Co.	17,500	593,250

Oil & Gas (10.2%)
Apache Corp.	7,800	424,476
Burlington Resources, Inc.	7,900	345,309
ConocoPhillips	11,600	1,076,364
Exxon Mobil Corp.	14,800	763,680
Murphy Oil Corp.	3,500	312,480
Pioneer Natural Resources Co.	4,400	168,916
		3,091,225

	Number of Shares	Value
Paper & Forest Products (0.9%)
MeadWestvaco Corp.	9,200	265,788

Pharmaceuticals (3.3%)
Johnson & Johnson	11,100	718,170
Schering-Plough Corp.	15,500	287,680
		1,005,850

Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	14,000	674,520

Semiconductor Equipment & Products (0.9%)
Intel Corp.	12,700	285,115

Specialty Retail (1.0%)
TJX Companies, Inc.	11,700	292,968

Tobacco (2.2%)
Altria Group, Inc.	10,500	670,215

TOTAL COMMON STOCKS (Cost $23,757,917)		28,649,110

SHORT-TERM INVESTMENTS (3.4%)
State Street Navigator Prime Fund§§	369,375	369,375

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$657	657,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,026,375)		1,026,375

TOTAL INVESTMENTS AT VALUE (97.9%) (Cost $24,784,292)		29,675,485

OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)		639,627

NET ASSETS (100.0%)		$30,315,112

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, whichapproximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $24,784,292, $5,324,551, $(433,358) and $4,891,193, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission -  http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Select Equity Portfolio

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.1%)
Aerospace & Defense (3.4%)
L-3 Communications Holdings, Inc.	4,100	$292,781
United Technologies Corp.	3,300	332,244
		625,025

Banks (7.4%)
Bank of New York Company, Inc.	10,600	314,926
North Fork Bancorporation, Inc.	12,150	348,705
U.S. Bancorp	9,200	276,460
Wachovia Corp.	7,500	411,375
		1,351,466

Beverages (1.5%)
Coca-Cola Enterprises, Inc.	12,200	267,790

Biotechnology (3.0%)
Biogen Idec, Inc.*	3,000	194,880
Charles River Laboratories International, Inc.*	3,800	180,044
Gilead Sciences, Inc.*	5,400	178,740
		553,664

Building Products (2.0%)
American Standard Companies, Inc.*	9,300	372,372

Chemicals (5.1%)
Du Pont (E. I.) de Nemours & Co.	8,900	423,284
PPG Industries, Inc.	7,300	502,094
		925,378

Commercial Services & Supplies (5.3%)
Avery Dennison Corp.	2,700	162,243
Cendant Corp.	16,000	376,800
Cintas Corp.	3,900	169,650
Monster Worldwide, Inc.*	8,400	262,836
		971,529

Communications Equipment (2.3%)
Cisco Systems, Inc.*	14,300	257,972
Qualcomm, Inc.	4,200	156,408
		414,380

Computers & Peripherals (3.4%)
Dell, Inc.*	5,600	233,856
EMC Corp.*	16,300	213,530
Network Appliance, Inc.*	5,700	181,488
		628,874

Diversified Financials (8.6%)
Capital One Financial Corp.	3,400	266,152
Citigroup, Inc.	11,949	586,098
Goldman Sachs Group, Inc.	2,600	280,410
Morgan Stanley	7,900	442,084
		1,574,744

Electronic Equipment & Instruments (1.0%)
Broadcom Corp. Class A*	5,900	187,797

	Number of Shares	Value
Food & Drug Retailing (3.5%)
Albertson’s, Inc.§	6,800	155,584
CVS Corp.	10,600	491,310
		646,894

Food Products (1.1%)
Kellogg Co.	4,500	200,880

Healthcare Equipment & Supplies (1.7%)
Beckman Coulter, Inc.	4,500	301,500

Healthcare Providers & Services (2.1%)
UnitedHealth Group, Inc.	4,300	382,270

Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	6,700	217,013

Household Products (1.2%)
Kimberly-Clark Corp.	3,400	222,734

Industrial Conglomerates (7.5%)
General Electric Co.	17,400	628,662
Honeywell International, Inc.	8,000	287,840
Tyco International, Ltd.	12,300	444,522
		1,361,024

Insurance (4.3%)
Allstate Corp.	7,500	378,300
Lincoln National Corp.	9,000	415,260
		793,560

Machinery (1.9%)
Caterpillar, Inc.	3,800	338,580

Media (6.2%)
Gannett Company, Inc.	4,800	384,192
Tribune Co.§	10,500	419,790
Viacom, Inc. Class B	8,700	324,858
		1,128,840

Metals & Mining (1.2%)
Alcoa, Inc.	7,200	212,472

Multiline Retail (1.3%)
May Department Stores Co.	7,100	240,690

Oil & Gas (8.2%)
Burlington Resources, Inc.	9,700	423,987
Exxon Mobil Corp.	13,400	691,440
Pioneer Natural Resources Co.	10,200	391,578
		1,507,005

Paper & Forest Products (0.2%)
MeadWestvaco Corp.	1,400	40,446

	Number of Shares	Value
Pharmaceuticals (2.7%)
Eli Lilly & Co.	3,400	184,416
Johnson & Johnson	4,900	317,030
		501,446

Semiconductor Equipment & Products (1.0%)
Intel Corp.	8,300	186,335

Software (5.3%)
Adobe Systems, Inc.	2,900	165,010
Electronic Arts, Inc.*	3,400	218,756
Microsoft Corp.	22,124	581,419
		965,185

Specialty Retail (4.5%)
Best Buy Company, Inc.	4,900	263,571
Ross Stores, Inc.	10,200	291,924
TJX Companies, Inc.	10,400	260,416
		815,911

TOTAL COMMON STOCKS (Cost $16,023,514)		17,935,804

SHORT-TERM INVESTMENTS (4.1%)
State Street Navigator Prime Fund§§	541,100	541,100

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05	$212	212,000
TOTAL SHORT-TERM INVESTMENTS (Cost $753,100)		753,100

TOTAL INVESTMENTS AT VALUE (102.2%) (Cost $16,776,614)		18,688,904

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)		(405,996)

NET ASSETS (100.0%)		$18,282,908

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which was has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $16,776,614, $2,231,015, $(318,725) and $1,912,290, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Investment Grade Fixed Income Portfolio

Schedule of Investments

January 31, 2005 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (23.7%)
Aerospace & Defense (0.7%)
$65	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	$71,584

Automobile Manufacturers (0.1%)
15	Ford Motor Co., Global Notes §	(BBB- , Baa1)	07/16/31	7.450	15,008

Automobile Parts & Equipment (0.6%)
65	Dana Corp., Rule 144A, Notes ‡	(BBB- , Ba2)	01/15/15	5.850	63,915

Banks (0.9%)
40	Bank of America Corp., Global Notes	(A+ , Aa2)	10/01/10	4.250	40,042
25	Key Bank NA, Subordinated Notes	(A- , A2)	07/01/14	5.800	26,748
20	National City Bank, Series BKNT, Notes	(A+ , Aa3)	08/01/09	4.150	20,033
					86,823

Biotechnology (0.2%)
20	Amgen, Inc., Rule 144A, Senior Notes ‡	(A+ , A2)	11/18/09	4.000	19,909

Chemicals (0.3%)
25	Lubrizol Corp., Senior Notes	(BB+ , Baa3)	10/01/09	4.625	25,082

Commercial Services (1.5%)
45	Cendant Corp., Units	(BBB , Baa1)	08/17/06	4.890	45,241
15	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	15,495
90	Steelcase, Inc., Global Senior Notes	(BBB- , Ba1)	11/15/06	6.375	92,527
					153,263

Distribution & Wholesale (0.2%)
25	Hughes Supply, Inc., Rule 144A, Notes ‡	(BBB- , Ba1)	10/15/14	5.500	24,988

Diversified Financials (5.9%)
40	Ford Motor Credit Co., Global Notes	(BBB- , A3)	01/25/07	6.500	41,198
50	Ford Motor Credit Co., Global Notes §	(BBB- , A3)	01/15/10	5.700	49,900
25	Frank Russell Co., Rule 144A, Company Guaranteed Notes ‡	(AAA , Aa1)	01/15/09	5.625	26,429
25	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	02/15/12	5.875	27,072
50	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	06/15/12	6.000	54,730
25	General Motors Acceptance Corp., Global Bonds	(BBB- , Baa1)	11/01/31	8.000	25,370
15	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	15,214
55	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	55,120
15	JPMorgan Chase & Co., Global Subordinated Notes	(A , A1)	09/15/14	5.125	15,309
35	MBNA America Bank, Rule 144A, Subordinated Notes ‡	(BBB , Baa2)	03/15/08	6.750	37,546
14	Merey Sweeny L.P., Rule 144A, Senior Notes ‡	(NR , Baa3)	12/18/19	8.850	16,326
30	Merrill Lynch & Company, Inc., Series MTNC, Global Notes	(A+ , Aa3)	01/15/15	5.000	30,151
125	OMX Timber Finance Investment LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ $100.00) ‡#	(A , Aa3)	01/29/20	5.420	125,103
60	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	59,974
10	Textron Financial Corp., Global Notes	(A- , A3)	06/01/07	5.875	10,466
					589,908

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Electric (2.6%)
40	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	41,276
40	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	42,642
10	Detroit Edison Co., First Mortgage Notes	(BBB+ , A3)	08/01/14	5.400	10,524
15	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	14,980
25	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	25,176
25	Oklahoma Gas & Electric Co., Bonds (Callable 08/01/14 @ $103.25)	(BBB+ , A2)	08/01/34	6.500	26,975
20	Old Dominion Electric Cooperative, Series A, Secured Notes	(AAA , Aaa)	06/01/11	6.250	22,014
20	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa2)	03/01/34	6.050	21,574
25	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	28,615
30	Pinnacle West Capital Corp., Senior Notes (Callable 02/01/05 @ $100.00) #	(BBB- , Baa2)	11/01/05	2.960	30,020
					263,796

Environmental Control (0.1%)
10	Waste Management, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	12,761

Food (0.8%)
30	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/11	6.750	33,923
30	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/30	8.250	41,339
					75,262

Gas (0.4%)
35	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	35,987

Healthcare Services (0.3%)
30	Coventry Health Care, Inc., Rule 144A, Senior Notes ‡	(BBB- , Ba1)	01/15/15	6.125	30,600

Insurance (2.2%)
50	American International Group, Inc., Global Notes #	(AAA , Aaa)	05/15/13	4.250	48,882
50	Berkshire Hathaway Finance Corp., Rule 144A, Senior Notes ‡	(AAA , Aaa)	01/15/10	4.125	50,014
50	Genworth Financial, Inc., Notes	(A , A2)	06/15/14	5.750	53,445
40	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00) ‡	(A- , A2)	04/15/34	6.600	41,507
20	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	22,235
					216,083

Media (2.3%)
16	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	03/15/13	8.375	19,795
55	Comcast Cable Communications, Inc., Senior Notes	(BBB , Baa3)	01/30/11	6.750	61,623
15	Cox Communications, Inc., Notes	(BBB- , Baa3)	06/15/05	6.875	15,193
40	Liberty Media Corp., Global Senior Notes #	(BBB- , Baa3)	09/17/06	3.990	40,478
30	News America Holdings, Inc., Company Guaranteed Notes	(BBB- , Baa3)	02/01/13	9.250	38,719
20	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	24,274
20	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	24,714
5	Time Warner, Inc., Global Notes	(BBB+ , Baa1)	05/01/12	6.875	5,687
					230,483

Miscellaneous Manufacturing (0.5%)
50	Textron, Inc., Senior Notes §	(A- , A3)	08/01/10	4.500	50,545

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Oil & Gas (1.1%)
35	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	40,768
45	Enterprise Products Operating LP, Rule 144A, Senior Notes ‡	(BB+ , Baa3)	10/15/14	5.600	46,198
25	Pemex Project Funding Master Trust, Rule 144A, Notes ‡#	(BBB- , Baa1)	06/15/10	3.790	25,850
					112,816

Real Estate (0.3%)
30	EOP Operating LP, Notes	(BBB+ , Baa2)	10/01/10	4.650	30,085

Retail (0.6%)
50	Target Corp., Notes	(A+ , A2)	08/15/10	7.500	58,318

Telecommunications (2.1%)
10	AT&T Wireless Services, Inc., Global Senior Notes	(A , Baa2)	03/01/31	8.750	13,796
20	BellSouth Corp., Global Bonds	(A , A2)	09/15/14	5.200	20,487
15	BellSouth Corp., Notes	(A , A2)	11/15/12	4.750	15,156
20	Motorola, Inc., Notes	(BBB , Baa3)	11/16/07	4.608	20,306
20	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	20,182
55	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	74,719
40	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	41,264
					205,910

TOTAL CORPORATE BONDS (Cost $2,316,198)					2,373,126

ASSET BACKED SECURITIES (11.5%)
$41	Ameriquest Mortgage Securities, Inc., Series 2003-AR2, Class A4 #	(AAA , Aaa)	05/25/33	2.880	41,204
110	Bank One Issuance Trust, Series 2002-A1, Class A1 #	(AAA , Aaa)	01/15/10	2.590	110,311
19	Capital Auto Receivables Asset Trust, Series 2002-5, Class A3B #	(AAA , Aaa)	04/17/06	2.300	18,532
60	Carmax Auto Owner Trust, Series 2001-2, Class A4 #	(AAA , Aaa)	12/15/06	3.940	60,069
26	Countrywide Asset-Backed Certificates, Series 2003-BC1, Class A1 #	(AAA , Aaa)	03/25/33	2.930	26,603
38	Countrywide Home Equity Loan Trust, Series 2002-C, Class A #	(AAA , Aaa)	05/15/28	2.720	37,642
75	DaimlerChrysler Auto Trust, Series 2004-B, Class A4	(AAA , Aaa)	10/08/09	3.710	74,965
125	First USA Credit Card Master Trust, Series 2001-1, Class A #	(AAA , Aaa)	09/19/08	2.650	125,252
100	Ford Credit Auto Owner Trust, Series 2003-A, Class A4B #	(AAA , Aaa)	06/15/07	2.570	100,094
105	GE Capital Credit Card Master Note Trust, Series 2004-2, Class A #	(AAA , Aaa)	09/15/10	2.520	105,113
22	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A #	(AAA , Aaa)	04/15/29	2.750	21,963
50	Honda Auto Receivables Owner Trust, Series 2003-1, Class A4 #	(AAA , Aaa)	07/18/08	2.480	49,422
125	MBNA Credit Card Master Note Trust, Series 2002-A4, Class A4 #	(AAA , Aaa)	08/17/09	2.590	125,359
69	Residential Asset Mortgage Products, Inc., Series 2003-RS3, Class AI2	(AAA , Aaa)	03/25/29	3.380	69,077
63	SLM Student Loan Trust, Series 2000-1, Class A2L #	(AAA , Aaa)	01/25/13	2.880	63,180

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

100	SLM Student Loan Trust, Series 2003-1, Class A2 #	(AAA , Aaa)	06/17/13	2.530	100,461
21	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1	(BBB , Baa1)	02/07/15	6.970	21,487
TOTAL ASSET BACKED SECURITIES (Cost $1,151,365)					1,150,734

MORTGAGE-BACKED SECURITIES (55.9%)
$95	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP6, Class A2	(AAA , Aaa)	10/15/36	6.460	105,694
90	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6, Class A6	(AAA , Aaa)	11/11/41	4.825	90,958
105	Fannie Mae, Series 2004-13, Class PE	(AAA , Aaa)	04/25/29	5.000	106,471
45	Fannie Mae Global Bonds	(AAA , Aaa)	11/15/30	6.625	55,718
135	Fannie Mae Global Notes	(AAA , Aaa)	11/15/10	6.625	152,194
81	Fannie Mae Pool #254372 ‡‡	(AAA , Aaa)	07/01/17	6.000	84,640
81	Fannie Mae Pool #254448 ‡‡	(AAA , Aaa)	09/01/32	6.500	85,007
82	Fannie Mae Pool #636884 ‡‡	(AAA , Aaa)	04/01/32	6.500	85,918
89	Fannie Mae Pool #703337 ‡‡	(AAA , Aaa)	04/01/33	5.500	90,701
144	Fannie Mae Pool #703444 ‡‡	(AAA , Aaa)	05/01/18	5.000	146,767
50	Fannie Mae Pool #713667 ‡‡	(AAA , Aaa)	07/01/33	5.000	50,163
53	Fannie Mae Pool #721796 ‡‡	(AAA , Aaa)	06/01/18	4.500	53,490
153	Fannie Mae Pool #725205 ‡‡	(AAA , Aaa)	03/01/34	5.000	152,703
123	Fannie Mae Pool #725248 ‡‡	(AAA , Aaa)	03/01/34	5.000	122,830
87	Fannie Mae Pool #725277 ‡‡	(AAA , Aaa)	03/01/19	4.500	87,468
195	Fannie Mae Pool #735196	(AAA , Aaa)	11/01/34	5.086	198,004
49	Fannie Mae Pool #741384 ‡‡	(AAA , Aaa)	09/01/18	4.000	48,159
54	Fannie Mae Pool #750536 ‡‡	(AAA , Aaa)	01/01/34	5.500	55,266
65	Fannie Mae Pool #755636	(AAA , Aaa)	04/01/34	5.000	65,312
94	Fannie Mae Pool #759666	(AAA , Aaa)	04/01/31	6.500	99,324
78	Fannie Mae Pool #763676	(AAA , Aaa)	01/01/34	5.500	79,582
105	Fannie Mae Pool #770154 ‡‡	(AAA , Aaa)	04/01/34	5.000	105,209
94	Fannie Mae Pool #775174 ‡‡	(AAA , Aaa)	05/01/19	4.500	94,416
86	Fannie Mae Pool #776327 ‡‡	(AAA , Aaa)	04/01/34	5.000	85,864
150	Fannie Mae Pool #790724 ‡‡	(AAA , Aaa)	09/01/34	5.500	153,199
97	Fannie Mae Pool #794268 ‡‡	(AAA , Aaa)	09/01/34	6.500	101,761
75	Fannie Mae Pool #794821	(AAA , Aaa)	10/01/34	7.000	79,167
101	Fannie Mae Pool #796906	(AAA , Aaa)	11/01/34	7.000	106,746
90	Fannie Mae Pool #803328 #	(AAA , Aaa)	10/01/34	4.870	90,448
65	Federal Home Loan Bank Global Bonds	(AAA , Aaa)	06/18/14	5.250	69,166
90	FNMA TBA	(AAA , Aaa)	02/01/20	4.500	89,859
25	FNMA TBA	(AAA , Aaa)	02/01/20	5.000	25,399
80	FNMA TBA	(AAA , Aaa)	02/01/35	5.000	79,825
120	FNMA TBA	(AAA , Aaa)	02/01/35	5.500	122,213
335	FNMA TBA	(AAA , Aaa)	02/01/35	6.000	345,992
50	FNMA TBA	(AAA , Aaa)	02/01/35	6.500	52,328
120	Freddie Mac, Series 2869, Class ME	(AAA , Aaa)	07/15/33	5.000	120,548
100	Freddie Mac Global Notes	(AAA , Aaa)	11/15/13	4.875	103,455
95	Freddie Mac Global Subordinated Notes	(AAA , Aaa)	03/21/11	5.875	102,608
114	Freddie Mac Pool #1B1994 ^^#	(AAA , Aaa)	09/01/34	4.757	115,029
95	Freddie Mac Pool #A24892	(AAA , Aaa)	07/01/34	6.000	98,083
139	Freddie Mac Pool #A25679	(AAA , Aaa)	08/01/34	5.500	142,047
46	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	46,579
89	Freddie Mac Pool #B13889	(AAA , Aaa)	04/01/19	4.000	87,504
97	Freddie Mac Pool #G01592	(AAA , Aaa)	08/01/33	6.000	99,940
105	Freddie Mac Pool #N31151	(AAA , Aaa)	10/01/34	5.000	105,524
95	Ginnie Mae Pool #3666	(AAA , Aaa)	01/20/35	6.000	98,785

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

108	Ginnie Mae Pool #429679	(AAA , Aaa)	11/15/33	5.500	110,863
90	GNMA TBA	(AAA , Aaa)	02/01/35	5.000	90,591
100	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	(AAA , Aaa)	08/10/38	4.964	103,003
60	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	59,295
99	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A1	(AAA , Aaa)	01/15/29	2.964	96,171
150	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4	(AAA , Aaa)	03/15/36	4.367	146,764
145	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A2 #	(AAA , Aaa)	10/15/29	3.992	143,953
100	Wachovia Bank Commercial Mortgage Trust, Series 2004-C10, Class A4	(AAA , Aaa)	02/15/41	4.748	100,663
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,540,605)					5,589,366

FOREIGN BONDS (7.8%)
Asset Backed Securities (1.0%)
$100	Pure Mortgages, Series 2004-1A, Class A (Ireland) #	(AAA , Aaa)	02/28/34	2.932	100,000

Beverages (0.3%)
35	Diageo Finance BV, Global Company Guaranteed Notes (Netherlands)	(A , A2)	04/01/11	3.875	34,235

Chemicals (0.2%)
15	Methanex Corp., Yankee Notes (Canada)	(BBB- , Ba1)	08/15/05	7.750	15,337

Electric (0.2%)
20	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	23,084

Holding Companies-Diversified (0.6%)
55	Pacificorp Australia, Rule 144A, Bonds (Australia) ‡	(AAA , Aaa)	01/15/08	6.150	58,397

Insurance (0.2%)
20	Everest Reinsurance Holdings, Notes (Bermuda)	(A- , A3)	10/15/14	5.400	20,289

Media (0.3%)
25	Thomson Corp., Global Notes (Canada)	(A- , A3)	01/05/12	6.200	27,614

Miscellaneous Manufacturing (0.2%)
20	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB , Baa3)	10/15/11	6.375	22,139

Oil & Gas (0.1%)
10	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+ , Baa1)	07/15/11	6.700	11,190

Pipelines (0.2%)
15	Trans-Canada Pipelines, Ltd., Yankee Bonds (Canada)	(A- , A2)	01/15/15	4.875	15,101

Sovereign (4.2%)
470	Government of New Zealand, Bonds (New Zealand)	(AAA , Aaa)	04/15/15	6.000	333,449

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

25	United Mexican States, Global Notes (Mexico)	(BBB , Baa1)	01/14/11	8.375	29,437
20	United Mexican States, Global Notes (Mexico)	(BBB , Baa1)	04/08/33	7.500	22,420
30	United Mexican States, Series MTN, Global Notes (Mexico)	(BBB , Baa1)	01/16/13	6.375	32,205
					417,511

Telecommunications (0.3%)
25	Deutsche Telekom International Finance BV, Global Company Guaranteed Notes (Netherlands) #	(BBB+ , Baa1)	06/15/30	8.750	33,922

TOTAL FOREIGN BONDS (Cost $763,385)					778,819

UNITED STATES TREASURY OBLIGATIONS (4.3%)
$165	United States Treasury Bonds ^^	(AAA , Aaa)	02/15/23	7.125	215,318
96	United States Treasury Bonds ^^§	(AAA , Aaa)	01/15/25	2.375	103,592
14	United States Treasury Notes ‡‡‡	(AAA , Aaa)	09/30/06	2.500	13,846
96	United States Treasury Notes ^^§	(AAA , Aaa)	07/15/14	2.000	99,543
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $414,955)					432,299

Number of Shares

PREFERRED STOCK (0.3%)
Telecommunications (0.3%)
20	Centaur Funding Corp., Series B, Rule 144A ‡ (Cost $23,257)				26,937

Par (000)

MUNICIPAL BONDS (1.3%)
Illinois (0.7%)
$70	Illinois State, General Obligation Unlimited, Taxable Pension	(AA , Aa3)	06/01/33	5.100	69,777

Texas (0.6%)
60	University of Texas, University Revenue Bonds, Financing Systems, Series D
		(AAA , Aaa)	08/15/34	5.000	62,612

TOTAL MUNICIPAL BONDS (Cost $130,146)					132,389

Number of Shares

SHORT-TERM INVESTMENTS (9.6%)
549,150	State Street Navigator Prime Fund§§				549,150

Par (000)

270	Freddie Mac Discount Note^^		02/22/05	2.330	269,633
135	United States Treasury Bills^^		03/10/05	2.190	134,712
TOTAL SHORT-TERM INVESTMENTS (Cost $953,495)					953,495

Value

TOTAL INVESTMENTS AT VALUE (114.4%) (Cost $11,392,072)	11,437,165

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.4%)	(1,439,044)

NET ASSETS (100.0%)	$9,998,121

OPEN OPTIONS CONTRACTS WRITTEN

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
S&P 500 Put Option	5	$1.25	02/01/05	$625

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes Futures	(11)	02/01/05	(628,000)	(627,187)	813
U.S. Treasury 5 Year Notes Futures	(11)	02/01/05	$(655,079)	$(655,500)	$(421)
U.S. Treasury 10 Year Notes Futures	(11)	02/01/05	(224,162)	(224,531)	(369)

			$(1,507,241)	$(1,507,218)	$23

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollar	4/13/2005	AUD	127,000	$96,266	$97,876	$1,610
British Pound	4/13/2005	GBP	(29,000)	(54,172)	(54,467)	(295)
European Economic Unit	4/13/2005		€220,000	289,645	287,101	(2,544)
Japanese Yen	4/13/2005		¥10,435,500	101,217	101,419	202
New Zealand Dollar	4/13/2005	NZD	(548,000)	(379,230)	(386,608)	(7,378)
Swiss Franc	4/13/2005	CHF	(115,000)	(98,207)	(97,147)	1,060
				$(44,481)	$(51,826)	$(7,345)

INVESTMENT ABBREVIATIONS

NR  = Not Rated

TBA = To Be Announced

†                  Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $609,214 or 6.09% of net assets.

#                 Variable rate obligations – The interest rate shown is the rate as of January 31, 2005.

^^            Collateral segregated for TBA securities.

‡‡            Collateral segregated for futures contracts.

‡‡‡      A portion of the security is pledged as collateral for options written.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $11,293,405, $161,960, $(18,200) and $143,760 respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005